Cover	Mar. 10, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 10, 2026
Entity Registrant Name	Kodiak AI, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41691
Entity Tax Identification Number	98-1592112
Entity Address, Address Line One	1049 Terra Bella Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	209-8005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001853138
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	KDK
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $9.28
Trading Symbol	KDKRW
Security Exchange Name	NASDAQ